Fair Value of Financial Instruments (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash and cash equivalents	$ 644,500	$ 644,500	$ 1,927,100	$ 2,971,100	$ 9,675,200
Investment securities	1,844,100		4,272,100	6,391,600	3,744,600
Total	2,488,600		6,199,200	9,362,700	13,419,800
Liabilities:
Contingent consideration				0	160,000	$ 358,000
Level 1
ASSETS
Cash and cash equivalents	644,500		1,927,100	2,971,100	9,675,200
Investment securities	1,844,100		4,272,100	5,276,600	2,920,600
Total	2,488,600		5,962,600	8,247,700	12,595,800
Level 2
ASSETS
Cash and cash equivalents	0		0	0	0
Investment securities			236,600	1,115,000	824,000
Total			6,199,200	1,115,000	824,000
Level 3
ASSETS
Cash and cash equivalents	0		0	0	0
Investment securities	0		0	0	0
Total	0		$ 0	$ 0	0
Liabilities:
Contingent consideration	$ 0				$ 160,000